Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 830,014	$ 740,481
Short-term investments	50,104	115,700
Accounts receivable
Due from customers and agents, less allowances of $63,690 and $28,152, respectively	551,611	409,720
Other, less allowances of $1,914 and $5,263, respectively	179,503	164,608
Inventory, net	244,560	160,692
Net deferred income tax asset	106,077	43,411
Prepaid expenses	87,920	86,385
Income taxes receivable	2,397	9,625
Other current assets	35,151	32,815
Total current assets	2,087,337	1,763,437
Assets held for sale	16,027	163,242
Investments
Licenses	1,423,779	1,480,039
Goodwill	836,843	797,194
Franchise rights	123,668
Other intangible assets, net of accumulated amortization of $112,752 and $143,613, respectively	71,454	58,522
Investments in unconsolidated entities	301,772	179,921
Long-term investments		50,305
Other investments	641	824
Total investments	2,758,157	2,566,805
Property, plant and equipment
In service and under construction	11,239,804	10,808,499
Less: Accumulated depreciation	7,361,660	6,811,233
Property, plant and equipment, net	3,878,144	3,997,266
Other assets and deferred charges	164,482	133,150
Total assets	8,904,147	8,623,900
Current liabilities
Current portion of long-term debt	1,646	1,233
Accounts payable	496,069	377,291
Customer deposits and deferred revenues	289,445	222,345
Accrued interest	6,673	6,565
Accrued taxes	70,518	48,237
Accrued compensation	115,031	134,932
Other current liabilities	212,374	134,005
Total current liabilities	1,191,756	924,608
Liabilities held for sale		19,594
Deferred liabilities and credits
Net deferred income tax liability	862,975	862,580
Other deferred liabilities and credits	458,709	438,727
Long-term debt	1,720,074	1,721,571
Commitments and contingencies
Noncontrolling interests with redemption features	536	493
TDS shareholders' equity
Series A Common and Common Shares	1,327	1,327
Capital in excess of par value	2,308,807	2,304,122
Treasury shares at cost	(721,354)	(750,099)
Accumulated other comprehensive loss	(569)	(8,132)
Retained earnings	2,529,626	2,464,318
Total TDS shareholders' equity	4,117,837	4,011,536
Preferred shares	824	825
Noncontrolling interests	551,436	643,966
Total equity	4,670,097	4,656,327
Total liabilities and equity	$ 8,904,147	$ 8,623,900